UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22533

                         Duff & Phelps Global Utility Income Fund Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500

                                                       Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
Duff & Phelps Global Utility Income Fund Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-368-5510

Date of fiscal year end:   October 31

Date of reporting period:   July 31, 2016

Item 1. Schedule of Investments.

See the Statement of Net Assets below.

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS

July 31, 2016

(Unaudited)

Shares	Description	Value (Note 1)
COMMON STOCKS & MLP INTERESTS—127.4%
	¢ ELECTRIC, GAS AND WATER—52.4%
1,670,000	CenterPoint Energy, Inc.	$39,946,400
21,937,500	Duet Group (Australia)	44,845,940
3,128,000	E.ON AG (Germany)	33,544,386
3,292,000	National Grid plc (United Kingdom)	47,184,172
218,000	NextEra Energy, Inc.	27,967,220
1,220,000	PPL Corp.(1)	46,006,200
731,700	Southern Co.	39,145,950
1,067,000	Suez Environnement SA (France)	17,315,115
2,900,381	United Utilities Group plc (United Kingdom)	39,037,685
564,000	WEC Energy Group, Inc.	36,609,240
568,093	Westar Energy, Inc.	31,568,928

		403,171,236

	¢ OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION—39.8%
4,287,455	APA Group (Australia)	31,637,526
368,424	DCP Midstream Partners LP	12,331,151
688,861	Enbridge Energy Partners LP	16,091,793
536,346	Energy Transfer Partners LP	21,185,667
802,800	Enterprise Products Partners LP	22,855,716
355,500	Genesis Energy LP	12,933,090
1,431,854	Kinder Morgan, Inc.	29,109,592
435,477	Knot Offshore Partners LP (Marshall Islands)	8,583,252
400,575	MPLX LP	12,998,659
285,716	NuStar Energy LP	14,328,657
451,000	Sunoco LP	13,981,000
43,298	Tallgrass Energy Partners LP	2,047,562
311,528	Targa Resources Corp.	11,607,533
278,834	TC Pipelines LP	15,528,266
1,080,000	TransCanada Corp. (Canada)	50,077,126
814,270	Williams Partners LP	30,404,842

		305,701,432

	¢ TELECOMMUNICATIONS—35.2%
810,000	BCE, Inc. (Canada)	38,790,900
1,119,440	Communications Sales & Leasing, Inc.	34,792,195
225,000	Crown Castle International Corp.	21,831,750
4,154,000	Frontier Communications Corp.	21,600,800
1,468,000	Orange SA (France)	22,468,467
15,565,000	Spark New Zealand Ltd. (New Zealand)	44,345,850
7,351,000	TeliaSonera AB (Sweden)	33,546,401
7,610,000	Telstra Corp., Ltd. (Australia)	33,369,076
2,168,200	Windstream Holdings, Inc.(1)	20,185,942

		270,931,381

	Total Common Stocks & MLP Interests (Cost $860,385,783)	979,804,049

SHORT-TERM INVESTMENT—7.0%
	¢ MONEY MARKET MUTUAL FUND—7.0%
53,729,941	BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (seven-day effective yield 0.390%)(2)	53,729,941

	Total Short-term Investment (Cost $53,729,941)	53,729,941

TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—134.4%
(Cost $914,115,724)		$1,033,533,990	(3)

The accompanying notes are an integral part of this financial statement.

1

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS – (Continued)

July 31, 2016

(Unaudited)

WRITTEN OPTIONS—(0.1)%
	¢ CALL OPTIONS—(0.1)%
8,200	PPL Corp. Expiration: 10/21/16 Strike Price $39	$(328,000)
8,000	Windstream Holdings, Inc. Expiration: 08/19/16 Strike Price $10.	(104,000)

	Total Written Options (Premiums received $369,946)	(432,000)

TOTAL INVESTMENTS AFTER WRITTEN OPTIONS—134.3%
(Cost $913,745,778)		$1,033,101,990

Borrowings—(20.8)%		(160,000,000)
Mandatory Redeemable Preferred Shares at liquidation value—(13.0)%		(100,000,000)
Other assets less other liabilities—(0.5)%		(4,008,109)

NET ASSETS APPLICABLE TO COMMON STOCK—100.0%		$769,093,881

(1)	All or a portion of the security is segregated as collateral for written options.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(3)	All or a portion of the total investments before written options have been pledged as collateral for borrowings.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to the common stock of the Fund.

The accompanying notes are an integral part of this financial statement.

2

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS – (Continued)

July 31, 2016

(Unaudited)

SECTOR ALLOCATIONS

Electric, Gas and Water	39%
Oil & Gas Storage, Transportation and Production	30
Telecommunications	26
Money Market Mutual Fund	5
Total	100%

COUNTRY WEIGHTINGS *

United States	57%
Australia	11
Canada	9
United Kingdom	8
New Zealand	4
France	4
Sweden	3
Germany	3
Marshall Islands	1
Total	100%

CURRENCY EXPOSURE *

United States Dollar	62%
Australian Dollar	11
British Pound	8
Euro	7
Canadian Dollar	5
New Zealand Dollar	4
Swedish Krona	3
Total	100%

*	Percentages are based on total investments before written options rather than net assets applicable to common stock.

The accompanying notes are an integral part of this financial statement.

3

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS – (Continued)

July 31, 2016

(Unaudited)

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risks, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2016:

Level 1
Common stocks & MLP interests	$979,804,049
Money market mutual fund	53,729,941
Written Options	(432,000)

Total	$1,033,101,990

There were no Level 2 or Level 3 priced securities held and there were no transfers between Level 1 and Level 2 related to securities held at July 31, 2016.

Note 2. Federal Income Tax Information

At October 31, 2015, the Fund’s most recent fiscal tax year-end, the federal tax cost and aggregate gross unrealized appreciation (depreciation) were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Investments	$889,771,427	$159,952,674	$(63,032,712)	$96,919,962

The difference between the book basis and tax basis of unrealized appreciation (depreciation) and cost of investments is primarily attributable to investments in MLPs.

Other information regarding the Fund is available on the Fund’s website at www.dpgfund.com or the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibit 99.CERT	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Duff & Phelps Global Utility Income Fund Inc.

By (Signature and Title)* /s/ Nathan I. Partain
Nathan I. Partain, President and Chief Executive Officer
(Principal Executive Officer)

Date    9/21/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Nathan I. Partain
Nathan I. Partain, President and Chief Executive Officer
(Principal Executive Officer)

Date    9/21/16

By (Signature and Title)* /s/ Alan M. Meder
Alan M. Meder, Treasurer and Assistant Secretary
(Principal Financial Officer)

Date    9/21/16